Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	NeuroSense Therapeutics Ltd.
Entity Central Index Key	0001875091
Current Fiscal Year End Date	--12-31
Entity File Number	001-41084